Condensed Consolidating Financial Statements - Statement of Cash Flows (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities
Net income	$ 188,346	[1]	$ 157,197	[1]	$ 126,495	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	111,904	[1]	91,010	[1]	90,692	[1]
Change in other items, net	26,921		15,542		(4,422)
Net cash provided by (used in) operating activities	327,171	[1]	263,749	[1]	212,765	[1]
Net cash used in investing activities	(472,951)	[1]	(885,507)	[1]	(223,128)	[1]
Net cash provided by (used in) financing activities	345,265	[1]	578,848	[1]	44,273	[1]
Net increase (decrease) in cash and cash equivalents	199,485	[1]	(42,910)	[1]	33,910	[1]
Cash and cash equivalents at beginning of period	27,074	[1],[2]	69,984	[1]	36,074	[1]
Cash and cash equivalents at end of period	226,559	[1],[2]	27,074	[1],[2]	69,984	[1]
Western Gas Partners, LP
Cash flows from operating activities
Net income	140,160		113,917		71,408
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income	(219,349)		(139,613)		(78,408)
Depreciation, amortization and impairments	55		54		54
Change in other items, net	(93,715)		149,408		2,112
Net cash provided by (used in) operating activities	(172,849)		123,766		(4,834)
Net cash used in investing activities	(25,416)		(734,780)
Net cash provided by (used in) financing activities	382,049		570,863		33,157
Net increase (decrease) in cash and cash equivalents	183,784		(40,151)		28,323
Cash and cash equivalents at beginning of period	21,479		61,630		33,307
Cash and cash equivalents at end of period	205,263		21,479		61,630
Subsidiary Guarantors
Cash flows from operating activities
Net income	253,432		171,888		117,694
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income	(14,678)		(11,454)		(5,138)
Depreciation, amortization and impairments	106,230		85,199		86,134
Change in other items, net	118,719		(130,554)		(3,946)
Net cash provided by (used in) operating activities	463,703		115,079		194,744
Net cash used in investing activities	(409,715)		(147,924)		(183,750)
Net cash provided by (used in) financing activities	(53,988)		32,845		(10,994)
Non-Guarantor Subsidiary
Cash flows from operating activities
Net income	28,781		22,459		20,939
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	5,619		5,757		4,504
Change in other items, net	1,917		(3,312)		(15,081)
Net cash provided by (used in) operating activities	36,317		24,904		10,362
Net cash used in investing activities	(55,384)		(2,803)		(39,378)
Net cash provided by (used in) financing activities	34,768		(24,860)		34,603
Net increase (decrease) in cash and cash equivalents	15,701		(2,759)		5,587
Cash and cash equivalents at beginning of period	5,595		8,354		2,767
Cash and cash equivalents at end of period	21,296		5,595		8,354
Eliminations
Cash flows from operating activities
Net income	(234,027)		(151,067)		(83,546)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income	234,027		151,067		83,546
Change in other items, net					12,493
Net cash provided by (used in) operating activities					12,493
Net cash used in investing activities	17,564
Net cash provided by (used in) financing activities	$ (17,564)				$ (12,493)

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.